Organization and Principal Activities - Schedule of Financial Information of the Consolidated VIE and its Subsidiaries (Details) - VIE [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents		¥ 196,421	$ 26,910	¥ 115,322
Accounts receivable, net		195,202	26,743	198,709
Prepaid expenses and other current assets		7,359	1,008	65,751
Amounts due from inter-companies	[1]	181,317	24,840	173,545
Total current assets		580,299	79,501	553,327
Non-current assets
Property and equipment, net		1,157	159	1,356
Intangible assets, net		405,084	55,496	412,008
Goodwill		172,781	23,671	172,781
Deferred tax assets		6,716	920	6,135
Long term deposits and other assets		686	94	671
Long term investments		241,227	33,048	380,869
Right of use assets-operating lease		4,845	664	12,157
Total non-current assets		832,496	114,052	985,977
TOTAL ASSETS		1,412,795	193,553	1,539,304
Current liabilities
Accounts payable		34,300	4,701	53,545
Deferred revenue		61,891	8,479	81,503
Accrued salary and employee benefits		15,345	2,102	10,397
Accrued expenses and other current liabilities		14,621	2,003	11,300
Income tax payable		11,285	1,546	10,530
Amounts due to inter-companies	[1]	417,184	57,154	424,856
Lease liability-operating lease -current		4,098	561	7,974
Total current liabilities		558,724	76,546	600,105
Non-current liabilities
Deferred tax liabilities		58,400	8,001	59,818
Lease liabilities-operating lease -non-current		700	96	4,798
Total non-current liabilities		59,100	8,097	64,616
TOTAL LIABILITIES		¥ 617,824	$ 84,643	¥ 664,721

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Group.